Loans Payable (Details) - Schedule of loans payable - Spectrum Global Solutions, Inc. [Member] - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Dividends Payable [Line Items]
Loans payable		$ 3,452,506	$ 3,795,786
Less: Long-term portion of loans payable		(2,920,125)
Loans payable, current portion, net of debt discount		532,381	3,795,786
Subscription amount due to T. Warkentin [Member]
Dividends Payable [Line Items]
Loans payable		50,000	50,000
Loan with Heritage Bank of Commerce [Member]
Dividends Payable [Line Items]
Loans payable			2,973,458
Promissory note issued to J. Thacker [Member]
Dividends Payable [Line Items]
Loans payable		41,361	41,361
Promissory note issued to S. Kahn [Member]
Dividends Payable [Line Items]
Loans payable		7,760	7,760
Promissory note issued to 0738856 BC ltd [Member]
Dividends Payable [Line Items]
Loans payable		2,636	2,636
Promissory note issued to 0738856 BC Ltd [Member]
Dividends Payable [Line Items]
Loans payable		15,000	15,000
Promissory note issued to Bluekey Energy [Member]
Dividends Payable [Line Items]
Loans payable		7,500	7,500
Promissory note issued to Old Main Capital LLC [Member]
Dividends Payable [Line Items]
Loans payable		12,000	12,000
Promissory note issued to InterCloud Systems, Inc. [Member]
Dividends Payable [Line Items]
Loans payable	[1]	217,400	217,400
Promissory note issued to Pawn Funding [Member]
Dividends Payable [Line Items]
Loans payable		18,334	94,928
Promissory note issued to Cedar Advance Funding [Member]
Dividends Payable [Line Items]
Loans payable		160,390
CARES Act Loans [Member]
Dividends Payable [Line Items]
Loans payable		$ 2,920,125
Promissory note issued to RDM Capital Funding [Member]
Dividends Payable [Line Items]
Loans payable			237,319
Promissory note issued to C6 Capital [Member]
Dividends Payable [Line Items]
Loans payable			$ 136,424

[1]	During May 2019, as a result of shares of common stock issued to InterCloud as a result of conversions of convertible debentures, the Company determined that InterCloud was a related party. As of December 31, 2020, due to additional shares issued by the Company, the Company determined that InterCloud was no longer a related party. The effective date of the reclassification was January 1, 2019.